Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Non-current financial assets
Schedule of non-current financial assets

	December 31,	December 31,
	2025	2024
Security rental deposits	7,086	7,089
Total non‑current financial assets	7,086	7,089